UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900, Las Vegas, NV		89169-0925
(Address of principal executive offices)		(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925
(Name and address of agent for service)

Registrant's telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	June 1, 2008 - August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

August 31, 2008 (unaudited)

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—51.6%
Federal National Mortgage Association
Pool # 745343, 5.50%, 3/01/36	$110,707,845	$109,690,836
Pool # 889089, 5.50%, 8/01/36	18,011,290	17,845,830
Pool # 870842, 5.50%, 10/01/36	33,427,110	33,073,027
Pool # 903233, 5.50%, 10/01/36	41,356,704	40,918,626
Pool # 898832, 5.50%, 11/01/36	27,018,204	26,732,009
Pool # 256513, 5.50%, 12/01/36	30,011,999	29,694,092
Pool # 922039, 5.50%, 2/01/37	41,861,319	41,382,837
Pool # 914007, 5.50%, 3/01/37	6,451,169	6,377,431
Pool # 916976, 5.50%, 4/01/37	27,788,165	27,470,541
Pool # 911422, 5.50%, 5/01/37	16,643,736	16,453,495
Pool # 939519, 5.50%, 6/01/37	5,686,617	5,621,618
Pool # 940747, 5.50%, 6/01/37	25,167,366	24,879,699
Pool # 940764, 5.50%, 6/01/37	24,232,742	23,955,757
Pool # 256799, 5.50%, 7/01/37	119,978,633	118,607,256
Pool # 936523, 5.50%, 7/01/37	28,136,370	27,814,766
Pool # 940524, 5.50%, 7/01/37	45,362,238	44,843,740
Pool # 256843, 5.50%, 8/01/37	45,974,139	45,448,647
Pool # 256895, 5.50%, 9/01/37	45,733,175	45,210,437
Pool # 888638, 5.50%, 9/01/37	15,332,987	15,157,729
Pool # 966544, 5.50%, 10/01/37	8,423,096	8,326,818
Pool # 933180, 5.50%, 11/01/37	23,823,023	23,550,722
Pool # 947985, 5.50%, 11/01/37	50,405,530	49,829,387
Pool # 953397, 5.50%, 11/01/37	30,229,678	29,884,148
Pool # 953563, 5.50%, 11/01/37	22,655,851	22,396,891
Pool # 953733, 5.50%, 11/01/37	45,443,666	44,924,237
Pool # 953751, 5.50%, 11/01/37	2,037,293	2,014,007
Pool # 956013, 5.50%, 11/01/37	18,590,016	18,377,529
Pool # 956802, 5.50%, 11/01/37	21,457,084	21,211,826
Pool # 956905, 5.50%, 11/01/37	22,633,667	22,374,960
Pool # 966312, 5.50%, 11/01/37	716,980	708,785
Pool # 953926, 5.50%, 12/01/37	22,931,184	22,669,077
Pool # 954918, 5.50%, 12/01/37	12,022,950	11,885,526
Pool # 956840, 5.50%, 12/01/37	3,253,198	3,216,013
Pool # 956968, 5.50%, 12/01/37	15,274,973	15,100,377
Pool # 959005, 5.50%, 12/01/37	9,100,557	8,996,536
Pool # 960376, 5.50%, 12/01/37	53,456,757	52,845,738
Pool # 960392, 5,50%, 12/01/37	24,556,929	24,276,239
Pool # 965506, 5.50%, 12/01/37	16,589,416	16,399,796
Pool # 966316, 5.50%, 12/01/37	30,185,402	29,840,378
Pool # 966321, 5.50%, 12/01/37	17,739,542	17,536,776
Pool # 966418, 5.50%, 12/01/37	21,107,365	20,866,104
Pool # 966422, 5.50%, 12/01/37	7,804,738	7,715,528
Pool # 966647, 5.50%, 12/01/37	17,298,099	17,100,379
Pool # 966830, 5.50%, 12/01/37	22,328,446	22,073,228
Pool # 966847, 5.50%, 12/01/37	5,750,861	5,685,128
Pool # 967199, 5.50%, 12/01/37	26,091,962	25,793,726
Pool # 967277, 5.50%, 12/01/37	14,321,791	14,158,091
Pool # 920605, 5.50%, 1/01/38	26,628,204	26,323,839
Pool # 933343, 5.50% 1/01/38	6,038,308	5,968,685
Pool # 953590, 5.50%, 1/01/38	29,995,776	29,652,920
Pool # 954243, 5.50%, 1/01/38	8,492,850	8,395,775
Pool # 955296, 5.50%, 1/01/38	51,317,098	50,730,534
Pool # 956507, 5.50%, 1/01/38	7,676,128	7,587,620
Pool # 956844, 5.50%, 1/01/38	7,204,256	7,121,190
Pool # 956846, 5.50%, 1/01/38	32,682,644	32,305,807
Pool # 956847, 5.50%, 1/01/38	34,822,961	34,421,446
Pool # 960427, 5.50%, 1/01/38	76,068,869	75,199,388
Pool # 960482, 5.50%, 1/01/38	51,528,989	50,940,004
Pool # 960511, 5.50%, 1/01/38	59,881,551	59,197,095
Pool # 960550, 5.50%, 1/01/38	26,950,282	26,642,235
Pool # 960569, 5.50%, 1/01/38	20,598,164	20,362,723
Pool # 960669, 5.50%, 1/01/38	24,477,792	24,198,007
Pool # 960718, 5.50%, 1/01/38	38,226,034	37,789,104
Pool # 960757, 5.50%, 1/01/38	6,039,245	5,970,215
Pool # 961311, 5.50%, 1/01/38	25,641,415	25,345,765
Pool # 961347, 5.50%, 1/01/38	52,947,758	52,337,262
Pool # 965620, 5.50%, 1/01/38	6,780,927	6,703,419
Pool # 966745, 5.50%, 1/01/38	6,665,659	6,588,803
Pool # 966758, 5.50%, 1/01/38	9,547,774	9,437,687
Pool # 966764, 5.50%, 1/01/38	6,561,709	6,486,052
Pool # 967040, 5.50%, 1/01/38	15,919,991	15,736,431

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (continued)
Pool # 967985, 5.50%, 1/01/38	$6,719,727	$6,642,247
Pool # 968025, 5.50%, 1/01/38	25,834,861	25,536,981
Pool # 968431, 5.50%, 1/01/38	4,864,351	4,808,265
Pool # 257072, 5.50%, 2/01/38	46,751,250	46,216,876
Pool # 954837, 5.50%, 2/01/38	16,250,520	16,064,774
Pool # 961426, 5,50%, 2/01/38	38,657,777	38,215,912
Pool # 961456, 5.50%, 2/01/38	17,674,500	17,470,710
Pool # 961491, 5.50%, 2/01/38	36,014,032	35,598,784
Pool # 961529, 5.50%, 2/01/38	30,181,195	29,833,200
Pool # 961632, 5.50%, 2/01/38	7,605,931	7,518,234
Pool # 961691, 5.50%, 2/01/38	8,660,173	8,560,320
Pool # 966776, 5,50%, 2/01/38	4,838,155	4,782,370
Pool # 966779, 5.50%, 2/01/38	3,726,174	3,683,211
Pool # 966792, 5.50%, 2/01/38	4,707,170	4,652,895
Pool # 968302, 5.50%, 2/01/38	44,456,784	43,944,190
Pool # 968328, 5.50%, 2/01/38	15,236,479	15,062,323
Pool # 969008, 5.50%, 2/01/38	104,539,730	103,334,369
Pool # 969397, 5.50%, 2/01/38	268,939	265,838
Pool # 969700, 5.50%, 2/01/38	16,642,916	16,452,685
Pool # 972203, 5.50%, 2/01/38	4,967,375	4,910,100
Pool # 972540, 5.50%, 2/01/38	289,503,176	286,165,155
Pool # 257123, 5.50%, 3/01/38	7,703,706	7,614,881
Pool # 933428, 5.50%, 3/01/38	26,589,599	26,283,016
Pool # 933434, 5.50%, 3/01/38	17,875,142	17,670,827
Pool # 933552, 5.50%, 3/01/38	130,999,291	129,488,847
Pool # 933716, 5.50%, 3/01/38	67,663,770	66,890,362
Pool # 933721, 5.50%, 3/01/38	67,431,570	66,654,072
Pool # 953613, 5.50%, 3/01/38	12,002,397	11,864,007
Pool # 956868, 5.50%, 3/01/38	4,973,672	4,916,325
Pool # 960978, 5.50%, 3/01/38	4,814,569	4,759,057
Pool # 961799, 5.50%, 3/01/38	74,794,766	73,932,370
Pool # 962129, 5.50%, 3/01/38	49,345,882	48,776,916
Pool # 962281, 5.50%, 3/01/38	146,856,948	145,163,662
Pool # 962304, 5.50%, 3/01/38	202,898,058	200,558,609
Pool # 962344, 5.50%, 3/01/38	84,706,971	83,730,285
Pool # 965756, 5.50%, 3/01/38	14,688,551	14,519,189
Pool # 970127, 5.50%, 3/01/38	14,979,200	14,806,487
Pool # 972385, 5.50%, 3/01/38	18,943,487	18,725,065
Pool # 972845, 5.50%, 3/01/38	994,877	983,406
Pool # 973028, 5.50%, 3/01/38	10,616,433	10,494,024
Pool # 973081, 5.50%, 3/01/38	994,185	982,722
Pool # 973087, 5.50%, 3/01/38	7,808,836	7,718,799
Pool # 974433, 5.50%, 3/01/38	984,321	972,972
Pool # 975198, 5.50%, 3/01/38	23,715,226	23,441,785
Pool # 975202, 5.50%, 3/01/38	5,891,239	5,823,312
Pool # 257161, 5.50%, 4/01/38	82,899,831	81,943,982
Pool # 962441, 5.50%, 4/01/38	59,172,007	58,489,744
Pool # 973681, 5.50%, 4/01/38	9,677,328	9,565,747
Pool # 976379, 5.50%, 4/01/38	23,867,772	23,592,572
Pool # 984745, 5,50%, 6/01/38	13,982,384	13,822,563
Pool # 986013, 5.50%, 6/01/38	64,813,183	64,065,876
Pool # 986519, 5.50%, 6/01/38	29,951,374	29,606,029
Pool # 934354, 5.50%, 7/01/38	46,946,120	46,404,823
Pool # 964380, 5.50%, 7/01/38	9,965,174	9,850,274
Pool # 970025, 5.50%, 7/01/38	9,961,058	9,846,205
Pool # 981342, 5.50%, 7/01/38	19,868,671	19,639,582
Pool # 981517, 5.50%, 7/01/38	9,987,426	9,872,269
Pool # 981723, 5.50%, 7/01/38	15,981,420	15,797,152
Pool # 981755, 5.50%, 7/01/38	14,982,717	14,809,963
Pool # 981872, 5.50%, 7/01/38	14,982,395	14,809,645
Pool # 982199, 5.50%, 7/01/38	26,971,850	26,660,861
Pool # 982664, 5.50%, 7/01/38	29,894,699	29,550,008
Pool # 983314, 5.50%, 7/01/38	125,608,919	124,160,627
Pool # 983334, 5.50%, 7/01/38	49,894,108	49,318,820
Pool # 985704, 5.50%, 7/01/38	37,941,203	37,503,735
Pool # 986043, 5.50%, 7/01/38	15,983,330	15,799,040
Pool # 986656, 5.50%, 7/01/38	205,520,299	203,150,616
Pool # 986657, 5.50%, 7/01/38	24,892,076	24,605,066
Pool # 986686, 5.50%, 7/01/38	9,987,676	9,872,517
Pool # 986734, 5.50%, 7/01/38	9,989,788	9,874,604
Pool # 986818, 5.50%, 7/01/38	14,850,426	14,679,199

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (continued)
Pool # 257306, 5.50%, 8/01/38	$133,326,728	$131,789,448
Pool # 964528, 5.50%, 8/01/38	35,886,704	35,472,924
Total Residential Mortgage-Backed Securities—Agency (Cost $4,689,309,352)		4,727,422,656

RESIDENTIAL MORTGAGE-BACKED SECURITIES— 8.8%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.33%, 4/25/35 (a)	20,325,685	18,203,739
Banc of America Funding Corp.
Series 2004-2, Class 3A1l
5.25%, 9/20/34	12,928,263	12,665,822
Series 2006-D, Class 5A1
5.84%, 5/20/36 (a)	31,169,606	25,602,381
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AR4, Class 1A1A
5.97%, 3/25/37 (a)	189,391,450	156,339,971
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-1, Class A2
6.00%, 3/25/37	27,628,102	24,104,809
Series 2007-1, Class A4
6.00%, 3/25/37	31,750,686	29,208,837
First Horizon Asset Securities, Inc.
Series 2006-4, Class 1A15
6.00%, 2/25/37	18,166,627	17,337,033
GSR Mortgage Loan Trust
Series 2005-AR7, Class 6A1
5.25%, 11/25/35 (a)	37,784,128	33,272,370
IndyMac INDA Mortgage Loan Trust
Series 2007-ARI, Class 2A1
5.86%, 3/25/37 (a)	44,730,400	38,760,238
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	139,642,827	126,813,143
Merrill Lynch Mortgage Investors Trust
Series MLCC, 2006-2, Class 4A
5.79%, 5/25/36 (a)	21,622,068	18,041,187
Sequoia Mortgage Trust
Series 2007-1, Class 5A1
6.10%, 10/20/46 (a)	55,989,467	49,550,801
Thornburg Mortgage Securities Trust
Series 2003-3, Class A4
5.09%, 6/25/43 (a)	31,381,915	30,617,370
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR6, Class Al
5.03%, 4/25/35 (a)	52,501,396	46,556,616
Series 2006-11, Class A8
6.00%, 9/25/36	72,019,431	58,313,269
Series 2007-1, Class A4
5.75%, 2/25/37	11,514,130	11,011,636
Series 2007-6, Class A6
6.00%, 5/25/37	92,252,726	72,649,022
Series 2007-7, Class Al
6.00%, 6/25/37	45,916,756	37,178,246
Total Residential Mortgage-Backed Securities (Cost $870,903,193)		806,226,490

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.6%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.93%, 5/10/45 (a)	13,500,000	12,606,481
Series 2006-2, Class AM
5.96%, 5/10/45 (a)	2,710,000	2,398,903
Series 2006-3, Class A4
5.89%, 7/10/44 (a)	19,675,000	18,583,354
Series 2006-3, Class AM
6.01%, 7/10/44 (a)	2,495,000	2,217,824
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class AJ
5.94%, 9/11/38 (a)	2,600,000	2,040,471
Series 2006-PWI4, Class AJ
5.27%, 12/11/38	5,000,000	3,707,147

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities (continued)
Series 2007-PW15, Class A4
5.33%, 2/11/44	$25,000,000	$22,190,032
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	10,356,471
Series 2007-PW16, Class A4
5.90%, 6/11/40 (a)	103,572,000	94,421,269
Series 2007-PW17, Class A4
5.69%, 6/11/50 (a)	20,000,000	18,047,194
Series 2007-PW18, Class A4
5.70%, 6/11/50	7,500,000	6,757,385
Series 2007-T26, Class A4
5.47%, 1/12/45 (a)	54,350,000	48,621,450
Citigroup Commercial Mortgage Securities, Inc.
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	70,711,158
Series 2007-CD4, Class AMFX
5.37%, 12/11/49 (a)	6,770,500	5,619,948
Commercial Mortgage Pass-Through Certificates
Series 2007-C9, Class A4
6.01%, 12/10/49 (a)	47,555,000	43,591,586
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class A3
6.02%, 6/15/38 (a)	12,500,000	11,818,990
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	11,134,775
Series 2007-C5, Class A4
5.70%, 9/15/40 (a)	12,782,500	11,537,925
CW Capital Cobalt Ltd.
Series 2007-C2, Class A3
5.48%, 4/15/47 (a)	135,265,568	120,679,097
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
6.11%, 7/10/38 (a)	102,660,000	97,621,817
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	46,702,380
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	22,623,930
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (a)	12,500,000	11,551,920
Series 2006-CB14, Class AJ
5.68%, 12/12/44 (a)	10,000,000	7,780,965
Series 2006-CB17, Class A4
5.43%, 12/12/43	31,177,500	28,445,126
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (a)	10,000,000	7,549,628
Series 2006-LDP9, Class A3
5.34%, 5/15/47	12,000,000	10,837,012
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	44,877,710
Series 2007-CB18, Class A4
5.44%, 6/12/47	84,755,000	75,652,915
Series 2007-CB19, Class A4
5.94%, 2/12/49 (a)	14,815,000	13,501,350
Series 2007-CB20, Class A4
5.79%, 2/12/51 (a)	23,000,000	20,888,338
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (a)	16,582,500	13,802,996
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	33,469,864
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	9,690,321
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	16,137,286
Series 2007-C7, Class A3
5.87%, 9/15/45 (a)	40,000,000	36,510,296
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (a)	7,450,000	6,810,764
Series 2006-3, Class AM
5.46%, 7/12/46 (a)	10,000,000	8,543,073

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust (continued)
Series 2006-4, Class A3
5.17%, 12/12/49 (a)	$51,059,500	$45,769,169
Series 2007-6, Class A4
5.49%, 3/12/51 (a)	48,160,000	43,009,885
Series 2007-8, Class A3
6.16%, 8/12/49 (a)	89,668,000	82,937,708
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, 11/12/41	15,000,000	13,623,359
Series 2006-T21, Class AJ
5.27%, 10/12/52 (a)	4,975,000	3,806,520
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (a)	19,830,000	17,675,486
Series 2007-IQ13, Class A4
5.36%, 3/15/44	12,320,000	10,923,227
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	20,735,395
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (a)	44,375,000	40,127,287
Series 2007-IQ15, Class A4
6.08%, 6/11/49 (a)	14,875,000	13,711,646
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	78,983,259
Series 2007-IQ16, Class AM
6.32%, 12/12/49 (a)	12,750,000	11,049,803
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (a)	20,000,000	16,882,744
Total Commercial Mortgage-Backed Securities (Cost $1,463,538,125)		1,429,274,639

ASSET-BACKED SECURITY— 16.8%
AUTO LEASES— 16.8%
Ford Credit Auto Lease Trust
5.75%, 9/15/12 (b)(c) (Cost $1,574,613,374)	1,574,613,374	1,535,223,338

CORPORATE BONDS— 0.7%
BUILDING PRODUCTS — 0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	5,042,290

COMMERCIAL BANKS— 0.0% (d)
Keycorp.
6.50%, 5/14/13	5,000,000	4,140,330

HOTELS, RESTAURANTS & LEISURE— 0.1%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	9,063,570

HOUSEHOLD DURABLES— 0.0% (d)
Centex Corp.
7.88%, 2/01/11	3,000,000	2,835,000
Lennar Corp.
7.63%, 3/01/09	1,900,000	1,843,000
		4,678,000
METALS & MINING— 0.3%
Freeport-McMoRan Copper & Gold, Inc.
5.88%, 4/01/15 (a)	25,000,000	25,066,000

OFFICE ELECTRONICS— 0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	6,771,345

OIL, GAS & CONSUMABLE FUELS— 0.1%
Plains All American Pipeline LP
6.50%, 5/01/18 (c)	5,000,000	4,918,630
Total Corporate Bonds (Cost $60,790,960)		59,680,165

Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUST— 0.1%
Duke Realty LP
6.25%, 5/15/13 (Cost $9,993,757)	$10,000,000	$9,861,310

TERM LOANS — 1.1%
AUTOMOBILES— 0.1%
Oshkosh Truck Corp., Term Loan B, 4.22% - 4.43%, 12/06/13 (a)	6,137,975	5,582,997

CHEMICALS— 0.2%
ISP Chemco, Inc., New Term Loan, 4.00% - 4.31%, 6/04/14 (a)	4,477,387	4,130,389
Rockwood Specialties Group, Inc., Term E, 4.30%, 12/13/13 (a)	14,922,680	14,299,121
		18,429,510
COMMERCIAL SERVICES & SUPPLIES— 0.2%
Allied Waste North America, Inc., New Term Loan A Credit-Linked Deposit, 3.15%, 3/28/14 (a)	1,877,405	1,832,295
Allied Waste North America, Inc., New Term Loan B, 3.97%, 3/28/14 (a)	2,735,501	2,669,773
Aramark Corp., Letter of Credit, 2.44%, 1/26/14 (a)	119,470	113,153
Aramark Corp., US Term Loan, 4.68%, 1/26/14 (a)	1,880,530	1,781,097
Cenveo Corp., Delayed Draw Term Loan, 4.55%, 6/21/13 (a)	138,093	128,858
Cenveo Corp., Term Loan C, 4.55%, 6/21/13 (a)	4,836,736	4,513,279
Hertz Corp., Letter of Credit, 2.80%, 12/21/12 (a)	1,375,261	1,254,067
Hertz Corp., Term Loan B, 4.22% - 4.35%, 12/21/12 (a)	7,586,662	6,918,088
Waste Services Inc., Tranche E Term Loan, 5.15%, 3/31/11 (a)	1,689,679	1,668,558
		20,879,168
DIVERSIFIED FINANCIAL SERVICES— 0.1%
Team Finance LLC, Term Loan, 4.80% - 4.81%, 11/23/12 (a)	4,974,490	4,626,276

HEALTH CARE EQUIPMENT & SUPPLIES— 0.0% (d)
Bausch & Lomb, Inc., Delayed Draw Term Loan, 6.05%, 4/24/15 (a)	480,000	467,182
Bausch & Lomb, Inc., Parent Term Loan, 6.05%, 4/24/15 (a)	3,184,000	3,098,971
Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/26/15 (e)	320,000	311,454
		3,877,607
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS— 0.0% (d)
NRG Energy, Inc., Credit-Linked Deposit, 4.20%, 2/01/13 (a)	1,579,316	1,495,963
NRG Energy Inc., Term Loan, 4.30%, 2/01/13 (a)	3,224,162	3,053,997
		4,549,960
MEDIA— 0.0% (d)
National CineMedia, Inc., Term Loan, 4.54%, 2/13/15 (a)	2,000,000	1,798,928

MULTILINE RETAIL— 0.2%
Neiman-Marcus Group, Inc., Term Loan E, 4.42%, 4/06/13 (a)	21,000,000	19,482,267

PAPER & FOREST PRODUCTS— 0.3%
Georgia-Pacific Corp., Additional Term Loan B, 4.45% - 4.55%, 12/20/12 (a)	4,784,136	4,517,162
Georgia-Pacific Corp., Term Loan B, 4.40% - 4.55%, 12/20/12 (a)	22,005,885	20,777,868
		25,295,030
Total Term Loans (Cost $103,163,594)		104,521,743

SHORT-TERM INVESTMENT— 0.5%
MONEY MARKET FUND— 0.5%
Dreyfus Cash Management Fund - 2.58% (f) (Cost $44,526,105)	44,526,105	44,526,105

Total Investments— 95.2% (Cost $8,816,838,460) (g)		8,716,736,446
Other assets less liabilities–4.8%		442,383,701
Total Net Assets—100.0%		$9,159,120,147

(a)	Floating rate securities. Rate disclosed is that which was in effect at August 31, 2008.

(b)	Security fair valued in accordance with procedures adopted by the Board of Directors. At August 31, 2008, the value of this security amounted to $1,535,223,338 or 16.8% of net assets.

(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At August 31, 2008, the value of these securities amounted to $1,540,141,968 or 16.9% of net assets.

(d)	Less than 0.1%.

(e)

Unfunded loan commitment. The Fund is obligated to fund this commitment at the borrower’s discretion. At August 31, 2008 the total principal amount and market value of the unfunded commitment totaled $320,000 and $311,454, respectively.

(f)	Represents annualized 7-day yield shown at August 31, 2008.

(g)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2008, net unrealized depreciation was $100,102,014 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $46,104,956 and aggregated gross unrealized depreciation of $146,206,970.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Investments
Valuation Inputs	in Securities
Level 1 - Quoted Prices in Assets:	$44,526,105
Level 2 - Other Significant Observable Inputs:	7,136,987,003
Level 3 - Significant Unobservable Inputs:	1,535,223,338
Total	$8,716,736,446

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 1/01/08	$—
Net purchases (sales)	1,695,638,620
Net purchases (sales)	(121,025,246)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(39,390,036)
Transfer in and/or out of Level 3	—
Balance as of 8/31/08	$1,535,223,338

Item 2.	Controls and Procedures.

(a)

The registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a- 3(b) as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R. York
Joseph R. York
Director and Chief Executive Officer

Date:	October 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York
Joseph R. York
Director and Chief Executive Officer

Date:	October 21, 2008

By:	/s/ Simon D. Collier
Simon D. Collier
Treasurer and Principal Financial Officer

Date:	October 21, 2008